Non-current liabilities	12 Months Ended
Dec. 31, 2018
Non-current liabilities.
Non-current liabilities

13. Non-current liabilities

(a) Borrowings

	December 31,	December 31,
	2018	2017
	(€ in thousands)
Innovation credit	5,164	4,899
Convertible loans	1,871	662
Accrued interest	2,351	1,683
Total borrowings	9,386	7,244
Current portion	—	(1,960)
	9,386	5,284

Innovation credit (“Innovatiekrediet”)

On June 1, 2012, ProQR was awarded an Innovation credit by the Dutch government, through its agency RVO of the Ministry of Economic Affairs, for the Company’s cystic fibrosis program. Amounts were drawn under this facility in the course of the years 2013 through 2017. The credit covers 35% of the costs incurred in respect of the program up to € 5.0 million.

The credit is interest-bearing at a rate of 10% per annum. Early October 2018 ProQR received a conditional waiver of the €5 million Innovation credit. The total loan of € 7.4 million including interest will be waived after 3 years if certain conditions are met. The conditions are reviewed by RVO on an annual basis.

On December 10, 2018 ProQR was awarded an Innovation credit by the Dutch government, through its agency RVO of the Ministry of Economic Affairs, for the QR-110 program. Amounts will be drawn under this facility from 2018 through 2021. The credit of € 4.7 million through December 31, 2021 will be used to conduct the Phase 2/3 clinical study and efforts to obtain regulatory and ethical market approval (NDA/MAA) of QR-110 for LCA10, of which €163,000 has been received in 2018. The credit, including accrued interest of 10% per annum, is repayable depending on obtaining market approval. The credit covers 35% of the costs incurred in respect of the program up to € 4.7 million.

The assets which are co-financed with the granted innovation credits are subject to a right of pledge for the benefit of RVO.

Convertible loans

Convertible loans were issued to Amylon Therapeutics B.V. in 2017 and 2018 and are interest-bearing at an average rate of 8% per annum. They are convertible into a variable number of ordinary shares within 36 months at the option of the holder or the Company in case financing criteria are met. Any unconverted loans become payable on demand after 24 – 36 months in equal quarterly terms.

In March 2018, we entered into a convertible loan (the “Loan”), pursuant to which we borrowed an aggregate of €260,000 from the lender. The loan bears interest at a rate of 3% per annum. The outstanding principal and interest under the Loan is convertible into our ordinary shares upon the first to occur of the following events, at the election of the lender for (i) or (ii): (i) our public announcement of a strategic business partnership aimed at joint development of, or development by the partner of, our Huntington’s disease program, in which case the lender may convert the outstanding Loan amount into our ordinary shares at the then-prevailing trading price less a 25% discount; (ii) our public announcement of our decision to independently develop our Huntington’s disease program in the future, in which case the lender may convert the outstanding Loan amount into our ordinary shares at the then-prevailing trading price; or, (iii) on or around March 30, 2020 at the then-prevailing trading price plus a 25% premium. In no event are we required, nor are we permitted, to issue ordinary shares in an amount that exceeds 0.5% of the total number of ordinary shares outstanding immediately prior to the entry into the Loan. The Loan agreement restricts the lender’s ability to transfer the Loan, and prohibits the lender from entering into or engaging in any hedge, swap, short sale, derivative transaction or other agreement or arrangement that transfers any ownership of, or interests in, the Loan or our ordinary shares issued or issuable upon conversion of the Loan. The Loan and the ordinary shares issuable upon conversion of the Loan were issued in reliance on a private placement exemption from registration under the Securities Act of 1933, as amended.